Financial Instruments And Risk Management - Summary Of Maximum Exposure To Credit Risk (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Cash	$ 802,578	$ 476,587	$ 290,743
Short-term investments	321,084	0
Amounts receivable	2,232	1,727
Lease receivable	2,989	3,502
Restricted cash	8,000
Maximum exposure to credit risk	$ 1,136,883	$ 481,816